Nov. 28, 2017
American Century Mutual Funds, Inc | SELECT FUND

American Century Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement Select Fund
Supplement dated November 28, 2017 Summary Prospectus dated April 10, 2017 (as revised August 1, 2017) and Prospectus dated April 10, 2017

The following is added as the last paragraph under the Principal Investment Strategies section on page 2 of the summary prospectus and page 3 of the prospectus.
The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security.

The following is added as the fourth bullet point under the Principal Risks section on pages 2 and 3 of the summary prospectus and page 3 of the prospectus.

•	Covered Call Risk – Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.